INTANGIBLE (Tables)	12 Months Ended
Dec. 31, 2021
INTANGIBLE
Schedule of goodwill and intangible assets with indefinite useful life

	December 31,	December 31,
	2021	2020
Facepa	119,332	119,332
Fibria	7,897,051	7,897,051
Other (1)	3,216	1,196
	8,019,599	8,017,579

1)	Refer to other intangible assets with indefinite useful life such as servitude of passage and electricity.

Summary of assumptions used in valuation of cash-generating units

	2022	2023	2024	2025	2026
Net average pulp price – Foreign market (US$/t)
Asia	514.9	595.7	607.2	546.2	550.0
Europa	571.5	545.7	597.8	535.2	550.0
North America	613.4	592.6	649.2	581.2	597.3
Latin America	609.5	582.7	638.3	571.4	587.3
Net average pulp price – Internal market (US$/t)	536.7	504.3	552.4	494.6	508.3
Average exchange rate (R$/U.S.$)	5.24	5.10	5.08	5.43	5.19
Discount rate (post-tax)	8.50% p.a.	8.50% p.a.	8.50% p.a.	8.50% p.a.	8.50% p.a
Discount rate (pre-tax).	11.90% p.a.	11.90% p.a.	11.90% p.a.	11.90% p.a.	11.90% p.a.

Schedule of intangible assets with determined useful life

		December 31,	December 31,
		2021	2020
Beginning balance		8,741,949	9,649,789
Additions		285,278	2,307
Amortization		(973,516)	(980,385)
Transfers and others		(38,971)	70,238
Ending balance		8,014,740	8,741,949

Represented by	Average rate %
Non-compete agreement	5 and 46.1	5,394	5,706
Ports concession	4.3	199,658	209,506
Lease agreements	16.9	21,873	29,373
Supplier agreements	12.9	70,368	85,182
Port service contracts	4.2	609,283	639,275
Cultivars	14.3	81,568	101,960
Trademarks and patents	10.0	14,071	16,627
Customer portfolio	9.1	6,567,840	7,388,820
Supplier agreements	17.6	31,993	41,250
Software	20.0	121,312	123,788
Others	7.2	291,380	100,462
		8,014,740	8,741,949